Consolidated Schedule of Investments (unaudited) March 31, 2021	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 4.5%
Arrival Group, (Acquired 03/23/21, Cost: $20,182,401)(a)	2,783,376	$42,540,469
Tesla, Inc.(b)(c)	101,933	68,084,109
XPeng, Inc., ADR(c)	673,810	24,600,803

		135,225,381

Capital Markets — 0.2%
Dragoneer Growth Opportunities Corp., Class A(c)	675,136	6,852,630

Diversified Consumer Services — 1.0%
Chegg, Inc.(c)	356,167	30,509,265

Diversified Financial Services — 0.3%
Linklogis, Inc., Class B, (Acquired 03/31/21, Cost: $8,528,989)(a)	3,734,000	8,528,989

Diversified Telecommunication Services — 0.6%
Bandwidth, Inc., Class A(c)	133,349	16,900,652

Electrical Equipment — 0.4%
Shoals Technologies Group, Inc., Class A(c)	363,842	12,654,425

Electronic Equipment, Instruments & Components — 1.4%
Samsung SDI Co. Ltd	73,213	43,050,851

Entertainment — 3.1%
Big Hit Entertainment Co. Ltd.(c)	114,190	24,659,916
NCSoft Corp.	18,088	13,980,994
Roku, Inc.(b)(c)	102,250	33,309,983
Zynga, Inc., Class A(c)	2,029,787	20,724,125

		92,675,018

Interactive Media & Services — 5.4%
Eventbrite, Inc., Class A(c)	678,986	15,046,330
Kakao Corp.	153,473	67,739,917
Snap, Inc., Class A(b)(c)	1,017,684	53,214,696
ZoomInfo Technologies, Inc., Class A(c)	489,164	23,920,120

		159,921,063

Internet & Direct Marketing Retail(c) — 6.1%
Delivery Hero SE(d)	245,099	31,769,039
Farfetch Ltd., Class A	1,014,685	53,798,599
MercadoLibre, Inc.(b)	26,258	38,655,452
Ozon Holdings PLC, ADR	578,440	32,433,131
Shop Apotheke Europe NV(d)	113,352	24,710,297

		181,366,518

IT Services — 18.7%
Adyen NV(c)(d)	14,925	33,303,706
Endava PLC, ADR(c)	336,360	28,486,328
GDS Holdings Ltd., ADR(c)	199,953	16,214,189
GMO Payment Gateway, Inc.	225,400	29,950,484
Grid Dynamics Holdings, Inc.(c)	1,077,038	17,157,215
Kingsoft Cloud Holdings Ltd., ADR(c)	548,040	21,548,933
Klarna Holdings AB, (Acquired 08/07/19, Cost: $23,354,997)(a)(e)	86,839	101,002,185
Locaweb Servicos de Internet SA(d)	12,026,272	48,821,709
MongoDB, Inc.(c)	72,741	19,453,126
Okta, Inc.(c)	135,151	29,791,335
Pagseguro Digital Ltd., Class A(c)	401,729	18,600,053
Shift4 Payments, Inc., Class A(c)	257,267	21,098,467
Square, Inc., Class A(c)	287,730	65,329,096
StoneCo Ltd., Class A(c)	409,233	25,053,244

Security	Shares	Value

IT Services (continued)
Twilio, Inc., Class A(c)	168,780	$57,513,473
Wix.com Ltd.(c)	81,585	22,780,164

		556,103,707

Multi-line Retail — 0.9%
Magazine Luiza SA.	7,387,362	26,564,133

Professional Services — 0.5%
CoStar Group, Inc.(b)(c)	18,043	14,829,361

Road & Rail — 1.0%
Lyft, Inc., Class A(c)	474,593	29,984,786

Semiconductors & Semiconductor Equipment — 12.6%
ACM Research, Inc., Class A(c)	276,940	22,373,983
ASMedia Technology, Inc.	329,000	17,366,849
BE Semiconductor Industries NV	263,055	21,973,700
Cohu, Inc.(c)	24,862	1,040,226
Cree, Inc.(c)	330,702	35,758,807
Inphi Corp.(c)	251,146	44,806,958
Lasertec Corp.	320,100	42,272,849
Lattice Semiconductor Corp.(c)	501,236	22,565,645
Marvell Technology Group Ltd.	727,534	35,634,615
Monolithic Power Systems, Inc.(b)	90,245	31,875,436
Qorvo, Inc.(c)	161,063	29,426,211
Silergy Corp.	418,000	34,477,294
SOITEC SA(c)	174,887	35,699,391

		375,271,964

Software — 21.0%
Altium Ltd.	908,430	18,360,299
Atlassian Corp. PLC, Class A(c)	98,985	20,862,079
Avalara, Inc.(c)	174,177	23,240,437
C3.AI, Inc., Class A, (Acquired 12/08/20, Cost: $19,912,170)(a)	658,667	42,592,723
C3.AI, Inc., Class A(c)(f)	229,709	15,140,120
Cloudflare, Inc., Class A(c)	252,090	17,711,843
Coupa Software, Inc.(c)	77,061	19,610,483
Crowdstrike Holdings, Inc., Class A(c)	147,993	27,010,202
Databricks, Inc., (Acquired 07/24/20, Cost: $5,501,686)(a)(e)	114,553	18,219,655
Elastic NV(c)	170,979	19,012,865
Five9, Inc.(c)	198,189	30,982,886
Freee KK(c)	353,900	30,235,546
Kingdee International Software Group Co. Ltd.	8,008,000	25,112,995
Lightspeed POS, Inc.(c)	651,145	40,948,507
Ming Yuan Cloud Group Holdings Ltd.(c)	5,110,000	23,613,817
Rakus Co. Ltd.	1,236,700	23,989,932
RingCentral, Inc., Class A(c)	92,554	27,569,986
Snorkel Al, Inc., Series B, (Acquired 10/13/20, Cost: $2,017,593)(a)(e)	500,250	2,016,008
Snyk Ltd., (Acquired 11/02/20, Cost: $9,287,400)(a)(e)	1,267,643	10,479,098
Synopsys, Inc.(c)	105,146	26,053,076
Trade Desk, Inc., Class A(b)(c)	29,124	18,978,946
TUYA, Inc., ADR(c)	271,975	5,749,552
Unity Software, Inc.(c)	235,581	23,631,130
Weimob, Inc.(c)(d)	13,113,000	29,641,348
Xero Ltd.(c)	256,014	24,778,547
Zendesk, Inc.(c)	199,245	26,423,872
Zscaler, Inc.(c)	189,247	32,488,032

		624,453,984

CONSOLIDATED SCHEDULE OF INVESTMENTS	1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 0.4%
Cazoo Ltd., (Acquired 10/08/20, Cost: $5,656,927)(a)(e)	411,705	$12,600,191

Total Common Stocks — 78.1% (Cost: $1,041,723,399)		2,327,492,918

Preferred Securities

Preferred Stocks — 20.2%(a)(e)

Communications Equipment — 0.6%
Astranis Space Technologies Corp., Series C, (Acquired 03/19/21, Cost: $17,000,010)	775,515	16,999,289

Diversified Consumer Services — 1.0%
Think & Learn Private Ltd. (Acquired 09/30/20, Cost: $7,113,729)	4,651	15,097,725
Series F, (Acquired 09/30/20, Cost: $14,251,080)	4,920	15,970,932

		31,068,657

Electrical Equipment — 0.8%
Credo Technology Group Holding Ltd.
Series D, (Acquired 03/20/20, Cost: $19,999,997)	4,005,527	23,272,112
Series D+, (Acquired 01/22/20, Cost: $1,617,982)	278,714	1,619,328

		24,891,440

Food & Staples Retailing — 0.3%
GrubMarket, Inc. , Series D, (Acquired 07/23/20, Cost: $8,000,001)	1,762,969	8,003,879

Food Products — 0.5%
Farmer’s Business Network, Inc., Series F, (Acquired 07/31/20, Cost: $11,961,002)	361,834	13,865,479

Interactive Media & Services — 0.2%
ResearchGate GmbH, Series D, (Acquired 09/24/20, Cost: $6,999,988)	424,688	6,841,724

IT Services — 3.1%
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $34,000,000)	400,000	34,000,000
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $12,000,008)	1,974,374	12,000,008
TRAX Ltd.
Series D, (Acquired 02/18/21, Cost: $9,999,998)	191,806	10,150,374
Series E, (Acquired 09/12/19, Cost: $10,999,987)	293,333	15,523,182
Trumid Holdings LLC(g)
Class J-A, (Acquired 07/24/20, Cost: $9,999,857)	20,154	10,177,770
Class J-B, (Acquired 07/24/20, Cost: $5,999,914)	20,154	10,177,770

		92,029,104

Road & Rail — 0.3%
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $16,947,253)	850	9,548,299

Semiconductors & Semiconductor Equipment — 4.2%
Cnex Labs, Inc.
Series E, (Acquired 02/06/20, Cost: $7,000,000)	329,675	5,020,950
Series F, (Acquired 02/24/21, Cost: $4,999,999)	730,332	4,999,999
Innovium, Inc.
Series E, (Acquired 08/21/19, Cost: $8,999,992)	1,060,432	10,286,190
Series F, (Acquired 06/10/20, Cost: $6,999,998)	690,812	7,488,402

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Mythic AI Inc. series C, (Acquired 01/26/21, Cost: $7,000,000)	1,018,908	$6,979,520
Nuvia, Inc., Series B, (Acquired 09/17/20, Cost: $12,000,000)	3,741,410	30,829,219
Psiquantum Corp., Series C, (Acquired 09/09/19, Cost: $9,101,310)	1,962,335	9,242,598
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, Cost: $33,904,162)	636,800	49,523,936

		124,370,814

Software — 6.7%
Avidxchange, Inc., (Acquired 07/29/20, Cost: $7,474,330)	152,500	8,242,626
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $13,200,019)	307,346	48,883,381
Series G, (Acquired 02/01/21, Cost: $18,500,004)	104,303	16,589,392
DataRobot, Inc.
Series F, (Acquired 10/27/20, Cost: $11,499,999)	875,059	11,830,798
Series F, (Acquired 03/01/21, Cost: $1,384,813)	92,093	1,245,097
GitLab, Inc., Series E, (Acquired 09/10/19, Cost: $11,670,984)	626,482	25,416,375
Online Ventures Pty Ltd., Series C, (Acquired 01/21/20, Cost: $20,875,811)	181,785	24,796,853
Rapyd Financial Network Ltd., Series E, (Acquired 03/31/21, Cost: $13,999,978)	190,705	13,999,978
Snorkel Al, Inc., Series B, (Acquired 10/13/20, Cost: $999,996)	247,943	999,210
Snyk Ltd. , (Acquired 11/02/20, Cost: $13,212,590)	2,663,936	22,021,693
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $6,801,016)	14,942	16,364,180
Series C, (Acquired 09/18/20, Cost: $7,994,787)	7,300	7,994,814

		198,384,397

Specialty Retail — 1.1%
Cazoo Ltd.
Series A, (Acquired 10/08/20, Cost: $184,683)	13,441	411,361
Series B, (Acquired 10/08/20, Cost: $3,233,326)	235,318	7,201,884
Series C, (Acquired 10/08/20, Cost: $65,637)	4,777	146,200
Series D, (Acquired 10/08/20, Cost: $11,550,639)	840,643	25,727,796

		33,487,241

Technology Hardware, Storage & Peripherals — 1.4%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $35,000,075)	319,419	41,996,381

Total Preferred Stocks — 20.2%		601,486,704

Total Preferred Securities — 20.2% (Cost: $454,544,954)		601,486,704

Warrants

Capital Markets — 0.0%
Dragoneer Growth Opportunities Corp., Class A(c)	146,660	233,189

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 0.0%
TRAX Ltd., (Acquired 09/12/19, Cost: $0)(a)(e)	46,928	$371,201

Total Warrants — 0.0% (Cost: $353,480)		604,390

Total Long-Term Investments — 98.3% (Cost: $1,496,621,833)		2,929,584,012

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(h)(i)	75,288,308	75,288,308
SL Liquidity Series, LLC, Money Market Series, 0.16%(h)(i)(j)	5,896,992	5,898,761

Total Short-Term Securities — 2.7% (Cost: $81,187,069)		81,187,069

Total Investments Before Options Written — 101.0% (Cost: $1,577,808,902)		3,010,771,081

Options Written — (0.5)% (Premiums Received: $(32,614,596))		(15,503,355)

Total Investments, Net of Options Written — 100.5% (Cost: $1,545,194,306)		2,995,267,726

Liabilities in Excess of Other Assets — (0.5)%		(15,399,778)

Net Assets — 100.0%		$2,979,867,948

(a)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $839,837,223, representing 28.18% of its net assets as of period end, and an original cost of $548,987,117.

(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	All or a portion of this security is on loan.
(g)	All or a portion of the security is held by a wholly-owned subsidiary. (h) Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$21,688,765	$53,599,543	(a)	$—	$—	$—	$75,288,308	75,288,308	$2,306		$—
SL Liquidity Series, LLC, Money Market Series	—	5,898,962	(a)	—	(201)	—	5,898,761	5,896,992	11,167	(b)	—

					$(201)	$—	$81,187,069		$13,473		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Lyft, Inc., Class A	185	04/01/21	USD	62.00	USD	1,169	$(27,658)
MongoDB, Inc.	77	04/01/21	USD	445.00	USD	2,059	(5,775)
Okta, Inc.	54	04/01/21	USD	277.50	USD	1,190	(1,998)
RingCentral, Inc., Class A	50	04/01/21	USD	415.00	USD	1,489	(2,500)
Cloudflare, Inc., Class A	450	04/09/21	USD	79.00	USD	3,162	(13,500)
Cree, Inc.	202	04/09/21	USD	125.00	USD	2,184	(101,000)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Crowdstrike Holdings, Inc., Class A	99	04/09/21	USD	235.00	USD	1,807	$(743)
Lyft, Inc., Class A	217	04/09/21	USD	62.00	USD	1,371	(54,033)
Marvell Technology Group Ltd.	243	04/09/21	USD	52.00	USD	1,190	(7,169)
MercadoLibre, Inc.	48	04/09/21	USD	1,775.00	USD	7,066	(20,640)
Okta, Inc.	54	04/09/21	USD	280.00	USD	1,190	(5,886)
Roku, Inc.	80	04/09/21	USD	430.00	USD	2,606	(1,280)
Snap, Inc., Class A	166	04/09/21	USD	70.00	USD	868	(1,245)
Snap, Inc., Class A	167	04/09/21	USD	69.50	USD	873	(2,338)
Snap, Inc., Class A	312	04/09/21	USD	65.00	USD	1,631	(4,524)
Square, Inc., Class A	225	04/09/21	USD	250.00	USD	5,109	(25,425)
StoneCo. Ltd., Class A	104	04/09/21	USD	85.00	USD	637	(5,720)
Tesla, Inc.	52	04/09/21	USD	775.00	USD	3,473	(9,438)
Twilio, Inc., Class A	35	04/09/21	USD	425.00	USD	1,193	(701)
Zscaler, Inc.	139	04/09/21	USD	215.00	USD	2,386	(14,595)
ACM Research, Inc., Class A	420	04/16/21	USD	142.00	USD	3,393	(513)
Avalara, Inc.	170	04/16/21	USD	180.00	USD	2,268	(3,400)
Bandwidth, Inc., Class A	179	04/16/21	USD	220.00	USD	2,269	(60,860)
C3.AI, Inc., Class A	94	04/16/21	USD	165.00	USD	620	(1,410)
C3.AI, Inc., Class A	101	04/16/21	USD	105.00	USD	666	(3,030)
Chegg, Inc.	460	04/16/21	USD	125.00	USD	3,940	(2,300)
Cloudflare, Inc., Class A	190	04/16/21	USD	85.00	USD	1,335	(3,230)
CoStar Group, Inc.	24	04/16/21	USD	970.00	USD	1,973	(12,000)
Coupa Software, Inc.	75	04/16/21	USD	370.00	USD	1,909	(10,500)
Cree, Inc.	201	04/16/21	USD	125.00	USD	2,173	(12,563)
Crowdstrike Holdings, Inc., Class A	84	04/16/21	USD	230.00	USD	1,533	(1,428)
Elastic NV	256	04/16/21	USD	175.00	USD	2,847	(1,280)
Farfetch Ltd., Class A	600	04/16/21	USD	70.00	USD	3,181	(14,100)
Farfetch Ltd., Class A	1,155	04/16/21	USD	80.00	USD	6,124	(12,705)
Farfetch Ltd., Class A	596	04/16/21	USD	65.00	USD	3,160	(23,244)
Five9, Inc.	346	04/16/21	USD	190.00	USD	5,409	(6,920)
GDS Holdings Ltd., ADR	368	04/16/21	USD	120.00	USD	2,984	(184,000)
Inphi Corp.	399	04/16/21	USD	170.00	USD	7,119	(385,035)
Kingsoft Cloud Holdings Ltd., ADR	1,050	04/16/21	USD	60.00	USD	4,129	(10,500)
Lightspeed POS, Inc.	800	04/16/21	CAD	94.00	CAD	6,322	(33,421)
Lyft, Inc., Class A	217	04/16/21	USD	60.00	USD	1,371	(95,480)
Marvell Technology Group Ltd.	242	04/16/21	USD	55.00	USD	1,185	(8,470)
MongoDB, Inc.	34	04/16/21	USD	410.00	USD	909	(680)
Monolithic Power Systems, Inc.	145	04/16/21	USD	420.00	USD	5,122	(5,438)
Ozon Holdings PLC, ADR	868	04/16/21	USD	60.00	USD	4,867	(91,140)
Pagseguro Digital Ltd., Class A	182	04/16/21	USD	60.00	USD	843	(1,820)
Qorvo, Inc.	246	04/16/21	USD	185.25	USD	4,494	(110,621)
RingCentral, Inc., Class A	40	04/16/21	USD	410.00	USD	1,191	(1,800)
Roku, Inc.	119	04/16/21	USD	485.00	USD	3,877	(2,975)
Shift4 Payments, Inc., Class A	260	04/16/21	USD	85.00	USD	2,132	(78,650)
Shift4 Payments, Inc., Class A	400	04/16/21	USD	95.00	USD	3,280	(25,000)
Shoals Technologies Group Inc., Class A	258	04/16/21	USD	45.00	USD	897	(7,740)
Shoals Technologies Group Inc., Class A	258	04/16/21	USD	50.00	USD	897	(6,450)
Snap, Inc., Class A	397	04/16/21	USD	65.00	USD	2,076	(16,674)
Square, Inc., Class A	225	04/16/21	USD	260.00	USD	5,109	(30,600)
Synopsys, Inc.	126	04/16/21	USD	240.00	USD	3,122	(139,860)
Tesla, Inc.	47	04/16/21	USD	830.00	USD	3,139	(8,390)
Trade Desk, Inc., Class A	51	04/16/21	USD	900.00	USD	3,323	(7,650)
Twilio, Inc., Class A	108	04/16/21	USD	450.00	USD	3,680	(2,862)
Unity Software, Inc.	287	04/16/21	USD	144.00	USD	2,879	(231)
Wix.com Ltd.	132	04/16/21	USD	350.00	USD	3,686	(4,290)
XPeng, Inc., ADR	570	04/16/21	USD	55.00	USD	2,081	(3,990)
Zendesk, Inc.	279	04/16/21	USD	170.00	USD	3,700	(33,480)
ZoomInfo Technologies, Inc., Class A	774	04/16/21	USD	65.00	USD	3,785	(11,610)
Zscaler, Inc.	139	04/16/21	USD	220.00	USD	2,386	(4,170)
Zynga, Inc., Class A	2,499	04/16/21	USD	12.00	USD	2,551	(8,746)
Atlassian Corp. PLC, Class A	68	04/23/21	USD	237.50	USD	1,433	(14,450)
Crowdstrike Holdings, Inc., Class A	99	04/23/21	USD	240.00	USD	1,807	(4,901)

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Lyft, Inc., Class A	249	04/23/21	USD	66.00	USD	1,573	$(45,940)
Okta, Inc.	159	04/23/21	USD	235.00	USD	3,505	(67,972)
RingCentral, Inc., Class A	131	04/23/21	USD	350.00	USD	3,902	(14,083)
Snap, Inc., Class A	323	04/23/21	USD	60.00	USD	1,689	(65,407)
Snap, Inc., Class A	334	04/23/21	USD	63.50	USD	1,746	(44,589)
Tesla, Inc.	55	04/23/21	USD	790.00	USD	3,674	(40,837)
Twilio, Inc., Class A	103	04/23/21	USD	375.00	USD	3,510	(62,057)
Zscaler, Inc.	47	04/23/21	USD	210.00	USD	807	(5,006)
Zscaler, Inc.	282	04/23/21	USD	200.00	USD	4,841	(44,274)
Zynga, Inc., Class A	305	04/23/21	USD	11.00	USD	311	(4,270)
Cloudflare, Inc., Class A	322	04/30/21	USD	85.00	USD	2,262	(17,227)
Coupa Software, Inc.	81	04/30/21	USD	300.00	USD	2,061	(24,503)
Crowdstrike Holdings, Inc., Class A	91	04/30/21	USD	210.00	USD	1,661	(20,157)
Lyft, Inc., Class A	515	04/30/21	USD	75.00	USD	3,254	(28,067)
Marvell Technology Group Ltd.	385	04/30/21	USD	60.00	USD	1,886	(10,203)
Marvell Technology Group Ltd.	250	04/30/21	USD	50.00	USD	1,224	(47,875)
MercadoLibre, Inc.	32	04/30/21	USD	1,710.00	USD	4,711	(24,000)
MongoDB, Inc.	40	04/30/21	USD	300.00	USD	1,070	(22,800)
RingCentral, Inc., Class A	68	04/30/21	USD	370.00	USD	2,026	(7,480)
Roku, Inc.	29	04/30/21	USD	400.00	USD	945	(9,121)
Snap, Inc., Class A	1,020	04/30/21	USD	64.00	USD	5,334	(156,060)
Square, Inc., Class A	315	04/30/21	USD	250.00	USD	7,152	(174,037)
StoneCo. Ltd., Class A	201	04/30/21	USD	73.00	USD	1,231	(10,553)
Tesla, Inc.	47	04/30/21	USD	810.00	USD	3,139	(43,592)
Trade Desk, Inc., Class A	36	04/30/21	USD	850.00	USD	2,346	(17,190)
Twilio, Inc., Class A	113	04/30/21	USD	405.00	USD	3,851	(46,047)
XPeng, Inc., ADR	950	04/30/21	USD	41.00	USD	3,468	(158,650)
Zynga, Inc., Class A	1,507	04/30/21	USD	11.00	USD	1,539	(27,880)
Atlassian Corp. PLC, Class A	65	05/07/21	USD	230.00	USD	1,370	(41,275)
Cree, Inc.	218	05/07/21	USD	116.00	USD	2,357	(117,720)
Crowdstrike Holdings, Inc., Class A	70	05/07/21	USD	197.50	USD	1,278	(42,175)
Marvell Technology Group Ltd.	252	05/07/21	USD	50.00	USD	1,234	(54,810)
Snap, Inc., Class A	73	05/07/21	USD	55.00	USD	382	(28,470)
Snap, Inc., Class A	261	05/07/21	USD	57.50	USD	1,365	(78,952)
StoneCo. Ltd., Class A	104	05/07/21	USD	70.00	USD	637	(11,440)
Tesla, Inc.	23	05/07/21	USD	700.00	USD	1,536	(96,427)
Tesla, Inc.	34	05/07/21	USD	745.00	USD	2,271	(88,910)
Twilio, Inc., Class A	60	05/07/21	USD	370.00	USD	2,045	(82,800)
ACM Research, Inc., Class A	390	05/21/21	USD	105.00	USD	3,151	(127,725)
Atlassian Corp. PLC, Class A	163	05/21/21	USD	230.00	USD	3,435	(123,880)
Avalara, Inc.	310	05/21/21	USD	150.00	USD	4,136	(139,500)
Bandwidth, Inc., Class A	220	05/21/21	USD	155.00	USD	2,788	(81,950)
Chegg, Inc.	601	05/21/21	USD	99.00	USD	5,148	(137,709)
Cloudflare, Inc., Class A	424	05/21/21	USD	70.00	USD	2,979	(277,720)
CoStar Group, Inc.	26	05/21/21	USD	870.00	USD	2,137	(61,100)
Coupa Software, Inc.	75	05/21/21	USD	280.00	USD	1,909	(67,125)
Cree, Inc.	371	05/21/21	USD	120.00	USD	4,012	(185,500)
Elastic NV	255	05/21/21	USD	135.00	USD	2,836	(42,712)
Eventbrite, Inc., Class A	978	05/21/21	USD	25.00	USD	2,167	(141,810)
Farfetch Ltd., Class A	423	05/21/21	USD	65.00	USD	2,243	(89,676)
Farfetch Ltd., Class A	386	05/21/21	USD	61.00	USD	2,047	(97,540)
Five9, Inc.	250	05/21/21	USD	180.00	USD	3,908	(83,750)
GDS Holdings Ltd., ADR	230	05/21/21	USD	95.00	USD	1,865	(58,650)
Inphi Corp.	354	05/21/21	USD	170.00	USD	6,316	(433,650)
Kingsoft Cloud Holdings Ltd., ADR	600	05/21/21	USD	45.00	USD	2,359	(124,500)
Lattice Semiconductor Corp.	758	05/21/21	USD	50.00	USD	3,412	(132,650)
Lightspeed POS, Inc.	1,150	05/21/21	CAD	88.00	CAD	9,088	(398,066)
Marvell Technology Group Ltd.	810	05/21/21	USD	52.50	USD	3,967	(138,915)
MongoDB, Inc.	67	05/21/21	USD	380.00	USD	1,792	(11,390)
Monolithic Power Systems, Inc.	125	05/21/21	USD	370.00	USD	4,415	(205,000)
Okta, Inc.	112	05/21/21	USD	260.00	USD	2,469	(33,768)
Pagseguro Digital Ltd., Class A	204	05/21/21	USD	57.50	USD	945	(11,220)

CONSOLIDATED SCHEDULE OF INVESTMENTS	5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Qorvo, Inc.	240	05/21/21	USD	195.00	USD	4,385	$(169,200)
Roku, Inc.	79	05/21/21	USD	350.00	USD	2,574	(172,022)
Shoals Technologies Group Inc., Class A	567	05/21/21	USD	40.00	USD	1,972	(153,090)
Square, Inc., Class A	100	05/21/21	USD	230.00	USD	2,270	(175,750)
Synopsys, Inc.	180	05/21/21	USD	260.00	USD	4,460	(129,600)
Tesla, Inc.	47	05/21/21	USD	830.00	USD	3,139	(71,557)
Twilio, Inc., Class A	87	05/21/21	USD	400.00	USD	2,965	(92,002)
Unity Software, Inc.	410	05/21/21	USD	130.00	USD	4,113	(71,750)
Wix.com Ltd.	113	05/21/21	USD	310.00	USD	3,155	(125,995)
XPeng, Inc., ADR	500	05/21/21	USD	40.00	USD	1,825	(160,000)
Zendesk, Inc.	300	05/21/21	USD	143.00	USD	3,979	(120,283)
ZoomInfo Technologies, Inc., Class A	775	05/21/21	USD	55.00	USD	3,790	(174,375)
Zynga, Inc., Class A	1,780	05/21/21	USD	11.00	USD	1,817	(66,750)
Lattice Semiconductor Corp.	745	06/18/21	USD	50.00	USD	3,354	(171,350)
Ozon Holdings PLC, ADR	868	06/18/21	USD	65.00	USD	4,867	(238,700)

							$(8,997,561)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Endava PLC, ADR	UBS AG	16,200	04/06/21	USD	88.06	USD	1,372	$(7,651)
Delivery Hero SE	Goldman Sachs International	58,100	04/07/21	EUR	116.99	EUR	6,420	(66,075)
Kakao Corp.	Morgan Stanley & Co. International PLC	4,600	04/07/21	USD	497,175.00	USD	2,290,800	(40,451)
Kingdee International Software Group Co. Ltd.	Morgan Stanley & Co. International PLC	1,046,000	04/07/21	HKD	33.11	HKD	25,209	(44)
Silergy Corp.	JPMorgan Chase Bank N.A.	46,000	04/07/21	USD	3,151.15	USD	106,030	(3)
SOITEC SA	UBS AG	14,600	04/07/21	EUR	177.88	EUR	2,545	(35,202)
Adyen NV	UBS AG	4,500	04/13/21	EUR	2,059.20	EUR	8,566	(45,245)
Endava PLC, ADR	Bank of America N.A.	27,300	04/13/21	USD	88.58	USD	2,312	(25,952)
SOITEC SA	Barclays Bank PLC	10,500	04/13/21	EUR	178.09	EUR	1,830	(38,968)
BE Semiconductor Industries NV	Barclays Bank PLC	37,000	04/14/21	EUR	64.79	EUR	2,643	(289,830)
GMO Payment Gateway, Inc.	JPMorgan Chase Bank N.A.	29,200	04/14/21	JPY	14,516.48	JPY	428,656	(149,093)
Xero Ltd.	UBS AG	34,600	04/14/21	AUD	121.24	AUD	4,378	(201,966)
Delivery Hero SE	Morgan Stanley & Co. International PLC	1,600	04/20/21	EUR	112.38	EUR	177	(7,792)
Freee KK	JPMorgan Chase Bank N.A.	57,200	04/20/21	JPY	10,796.30	JPY	537,680	(106,234)
Rakus Co. Ltd.	JPMorgan Chase Bank N.A.	146,300	04/20/21	JPY	1,934.18	JPY	312,204	(324,735)
Shop Apotheke Europe NV	Goldman Sachs International	19,700	04/20/21	EUR	196.27	EUR	3,664	(141,513)
SOITEC SA	Morgan Stanley & Co. International PLC	14,700	04/20/21	EUR	170.47	EUR	2,562	(135,892)
Altium Ltd.	JPMorgan Chase Bank N.A.	70,000	04/21/21	AUD	27.77	AUD	1,853	(18,293)
Endava PLC, ADR	Morgan Stanley & Co. International PLC	18,800	04/21/21	USD	91.50	USD	1,592	(15,552)
Samsung SDI Co. Ltd.	JPMorgan Chase Bank N.A.	11,000	04/21/21	USD	726,964.13	USD	7,260,000	(71,656)
Weimob, Inc.	JPMorgan Chase Bank N.A.	2,114,000	04/21/21	HKD	26.00	HKD	36,741	(174)
Locaweb Servicos DE Internet SA	Morgan Stanley & Co. International PLC	1,313,000	04/22/21	USD	28.84	USD	30,002	(64,587)
Magazine Luiza SA	Credit Suisse International	2,142,300	04/22/21	USD	25.00	USD	43,360	(3,513)
Altium Ltd.	Goldman Sachs International	86,000	04/27/21	AUD	26.11	AUD	2,276	(78,190)
Asmedia Technology, Inc.	Goldman Sachs International	55,000	04/27/21	USD	1,711.51	USD	81,950	(28,450)
BE Semiconductor Industries NV	Goldman Sachs International	34,600	04/27/21	EUR	61.32	EUR	2,472	(417,994)
GMO Payment Gateway, Inc.	Goldman Sachs International	36,200	04/27/21	JPY	14,223.03	JPY	531,416	(297,313)
Weimob, Inc.	Morgan Stanley & Co. International PLC	3,300,000	04/27/21	HKD	20.06	HKD	57,354	(436,232)
Ncsoft Corp.	Morgan Stanley & Co. International PLC	5,000	04/29/21	USD	986,979.00	USD	4,365,000	(27,026)
SOITEC SA	UBS AG	10,500	05/04/21	EUR	169.82	EUR	1,830	(120,509)
Weimob, Inc.	Morgan Stanley & Co. International PLC	2,164,000	05/04/21	HKD	22.27	HKD	37,610	(207,451)
Xero Ltd.	UBS AG	39,000	05/04/21	AUD	122.82	AUD	4,935	(245,352)
Altium Ltd.	UBS AG	90,700	05/06/21	AUD	27.63	AUD	2,401	(43,900)
Asmedia Technology, Inc.	UBS AG	38,000	05/06/21	USD	1,601.65	USD	56,620	(61,723)
Endava PLC, ADR	Bank of America N.A.	22,000	05/06/21	USD	86.25	USD	1,863	(71,109)
Freee KK	Morgan Stanley & Co. International PLC	80,000	05/06/21	JPY	10,938.17	JPY	752,000	(253,366)
Kakao Corp.	Morgan Stanley & Co. International PLC	10,000	05/06/21	USD	512,940.00	USD	4,980,000	(135,401)

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Science and Technology Trust II (BSTZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Kingdee International Software Group Co. Ltd.	Citibank N.A.	1,616,000	05/06/21	HKD	28.71	HKD	38,946	$(161,846)
Lasertec Corp.	Morgan Stanley & Co. International PLC	68,000	05/06/21	JPY	14,168.02	JPY	987,360	(703,933)
Rakus Co. Ltd.	Goldman Sachs International	128,000	05/06/21	JPY	2,242.24	JPY	273,152	(130,651)
Rakus Co. Ltd.	Goldman Sachs International	96,700	05/06/21	JPY	2,269.28	JPY	206,358	(89,522)
Samsung SDI Co. Ltd.	Citibank N.A.	10,300	05/06/21	USD	667,185.16	USD	6,798,000	(305,710)
Endava PLC, ADR	Bank of America N.A.	16,600	05/11/21	USD	85.92	USD	1,406	(60,318)
Shop Apotheke Europe NV	Morgan Stanley & Co. International PLC	14,300	05/11/21	EUR	196.07	EUR	2,660	(170,185)
Silergy Corp.	Morgan Stanley & Co. International PLC	76,000	05/11/21	USD	2,570.85	USD	175,180	(217,033)
Delivery Hero SE	Goldman Sachs International	13,900	05/14/21	EUR	113.47	EUR	1,536	(86,557)
Freee KK	Goldman Sachs International	57,400	05/14/21	JPY	9,962.99	JPY	539,560	(198,797)
Lasertec Corp.	Morgan Stanley & Co. International PLC	28,000	05/14/21	JPY	14,899.40	JPY	406,560	(166,805)

								$(6,505,794)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$92,684,912	$42,540,469	$—	$135,225,381
Capital Markets	6,852,630	—	—	6,852,630
Diversified Consumer Services	30,509,265	—	—	30,509,265
Diversified Financial Services	—	8,528,989	—	8,528,989
Diversified Telecommunication Services	16,900,652	—	—	16,900,652
Electrical Equipment	12,654,425	—	—	12,654,425
Electronic Equipment, Instruments & Components	—	43,050,851	—	43,050,851
Entertainment	54,034,108	38,640,910	—	92,675,018
Interactive Media & Services	92,181,146	67,739,917	—	159,921,063
Internet & Direct Marketing Retail	124,887,182	56,479,336	—	181,366,518

CONSOLIDATED SCHEDULES OF INVESTMENTS	7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Science and Technology Trust II (BSTZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
IT Services	$391,847,332	$63,254,190	$101,002,185	$556,103,707
Multi-line Retail	26,564,133	—	—	26,564,133
Professional Services	14,829,361	—	—	14,829,361
Road & Rail	29,984,786	—	—	29,984,786
Semiconductors & Semiconductor Equipment	223,481,881	151,790,083	—	375,271,964
Software	375,414,016	218,325,207	30,714,761	624,453,984
Specialty Retail	—	—	12,600,191	12,600,191
Preferred Securities
Preferred Stocks	—	—	601,486,704	601,486,704
Warrants	233,189	—	371,201	604,390
Short-Term Securities
Money Market Funds	75,288,308	—	—	75,288,308

	$1,568,347,326	$690,349,952	$746,175,042	3,004,872,320

Investments Valued at NAV(a)				5,898,761

				$3,010,771,081

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(8,530,664)	$(6,972,691)	$—	$(15,503,355)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants	Total
Assets
Opening balance, as of December 31, 2020	$116,083,688	$401,750,866	$521,839	$518,356,393
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Other(a)	(50,216,671)	50,216,671	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	190,398	—	190,398
Net change in unrealized appreciation (depreciation)(b)	70,950,123	50,626,360	(150,638)	121,425,845
Purchases	7,499,997	118,884,810	—	126,384,807
Sales	—	(20,182,401)	—	(20,182,401)

Closing balance, as of March 31, 2021	$144,317,137	$601,486,704	$371,201	$746,175,042

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(b)	$70,950,123	$98,376,989	$(150,639)	$169,176,473

(a)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks(b)	$144,317,137	Market	Revenue Multiple	6.25x - 42.00x	25.62x
			Recent Transactions	—	—

Preferred Stocks(c)(d)(e)	601,486,704	Income	Discount Rate	27%	—
		Market	Revenue Multiple	5.00x - 42.00x	17.76x
			Volatility	28% - 58%	52%
			Time to Exit	2.5 - 5.0	3.0
			Recent Transactions	—	—

Warrants	$371,201	Market	Recent Transactions	—	—

	$746,175,042

8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Science and Technology Trust II (BSTZ)

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2021, the valuation technique for investments classified as Common Stocks amounting to $12,600,191 changed to Transaction Price approach. The investments were previously valued utilizing Current Value Method. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period end March 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $87,314,420 changed to Current Value Method. The investments were previously valued utilizing Transaction Price Approach. The change was due to consideration of the information that was available at the time the investments were valued.

(d)

For the period end March 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $5,020,950 changed to Transaction Price Approach. The investments were previously valued utilizing Option Pricing Model approach. The change was due to consideration of the information that was available at the time the investments were valued.

(e)

For the period end March 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $52,718,413 changed to Transaction Price approach. The investments were previously valued utilizing Current Value Method. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CONSOLIDATED SCHEDULE OF INVESTMENTS	9